Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2026	Mar. 31, 2025
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 14,310,978	¥ 8,900,698
Less than 12 months Gross unrealized losses, available-for-sale securities		39,627	24,609
12 months or more Fair value, available-for-sale securities		3,347,467	2,110,679
12 months or more Gross unrealized losses, available-for-sale securities		101,300	57,602
Total Fair value, available-for-sale securities		17,658,445	11,011,377
Total Gross unrealized losses, available-for-sale securities		140,927	82,211
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		12,516,541	7,660,587
Less than 12 months Gross unrealized losses, available-for-sale securities		29,556	16,325
12 months or more Fair value, available-for-sale securities		2,085,665	1,725
12 months or more Gross unrealized losses, available-for-sale securities		23,383	5
Total Fair value, available-for-sale securities		14,602,206	7,662,312
Total Gross unrealized losses, available-for-sale securities		52,939	16,329
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		7,897	54,117
Less than 12 months Gross unrealized losses, available-for-sale securities		235	1,975
12 months or more Fair value, available-for-sale securities		141,676	493,411
12 months or more Gross unrealized losses, available-for-sale securities		7,633	21,402
Total Fair value, available-for-sale securities		149,573	547,528
Total Gross unrealized losses, available-for-sale securities		7,869	23,376
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		25,533	22,241
Less than 12 months Gross unrealized losses, available-for-sale securities		25	123
12 months or more Fair value, available-for-sale securities		0	0
12 months or more Gross unrealized losses, available-for-sale securities		0	0
Total Fair value, available-for-sale securities		25,533	22,241
Total Gross unrealized losses, available-for-sale securities		25	123
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		1,338,162	757,135
Less than 12 months Gross unrealized losses, available-for-sale securities		3,125	446
12 months or more Fair value, available-for-sale securities		156,683	138,034
12 months or more Gross unrealized losses, available-for-sale securities		138	1,258
Total Fair value, available-for-sale securities		1,494,845	895,169
Total Gross unrealized losses, available-for-sale securities		3,263	1,704
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	27,499	63,435
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	4,270	2,971
12 months or more Fair value, available-for-sale securities	[1]	254,316	245,191
12 months or more Gross unrealized losses, available-for-sale securities	[1]	56,637	22,064
Total Fair value, available-for-sale securities	[1]	281,815	308,626
Total Gross unrealized losses, available-for-sale securities	[1]	60,907	25,034
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		0	1,952
Less than 12 months Gross unrealized losses, available-for-sale securities		0	9
12 months or more Fair value, available-for-sale securities		0	17,188
12 months or more Gross unrealized losses, available-for-sale securities		0	888
Total Fair value, available-for-sale securities		0	19,140
Total Gross unrealized losses, available-for-sale securities		0	897
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		53,439	71,383
Less than 12 months Gross unrealized losses, available-for-sale securities		1,011	534
12 months or more Fair value, available-for-sale securities		98,330	113,411
12 months or more Gross unrealized losses, available-for-sale securities		1,859	890
Total Fair value, available-for-sale securities		151,769	184,795
Total Gross unrealized losses, available-for-sale securities		2,870	1,424
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		66,140	127,307
Less than 12 months Gross unrealized losses, available-for-sale securities		247	1,972
12 months or more Fair value, available-for-sale securities		571,520	1,058,758
12 months or more Gross unrealized losses, available-for-sale securities		11,476	9,980
Total Fair value, available-for-sale securities		637,661	1,186,066
Total Gross unrealized losses, available-for-sale securities		11,722	11,952
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		275,768	142,540
Less than 12 months Gross unrealized losses, available-for-sale securities		1,157	256
12 months or more Fair value, available-for-sale securities		39,276	42,959
12 months or more Gross unrealized losses, available-for-sale securities		175	1,115
Total Fair value, available-for-sale securities		315,044	185,499
Total Gross unrealized losses, available-for-sale securities		¥ 1,332	¥ 1,371

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥308,626 million at March 31, 2025, and ¥281,815 million at March 31, 2026. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.